Parent Company Financial Statements, As Restated	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
Parent Company Financial Statements, As Restated

NOTE 18. PARENT COMPANY FINANCIAL STATEMENTS, AS RESTATED

Condensed Balance Sheets of Spirit of Texas Bancshares, Inc. (Parent company only) for the periods presented are as follows:

PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31,
	2017	2016 Restated
	(Dollars in thousands)
Assets:
Cash and due from banks	$1,837	$175
Investment in bank subsidiary	103,863	96,005
Other assets	3,552	2,362

Total assets	$109,252	$98,542

Liabilities and stockholders’ equity:
Borrowings	7,788	5,000
Other liabilities	2,325	646
Stockholders’ equity	99,139	92,896

Total liabilities and stockholders’ equity	$109,252	$98,542

Condensed Statements of Income of Spirit of Texas Bancshares, Inc. (Parent company only) for the periods presented are as follows:

CONDENSED STATEMENTS OF INCOME

	Years Ended December 31,
	2017	2016 Restated
	(Dollars in thousands)
Income:
Interest income	$—	$2

Total income	—	2

Expense:
Interest on borrowings	345	113
Salaries and benefits	1,424	1,109
Stock-based compensation expense	1,520	1,069
Professional services	563	549
Directors fees	212	47
Other noninterest expense	132	125

Total expense	4,196	3,012

Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary	(4,196)	(3,010)
Income tax (benefit)	(986)	(706)

Income (loss) before equity in undistributed income of subsidiaries	(3,210)	(2,304)
Equity in income of subsidiary	7,963	6,019

Net income	$4,753	$3,715

Comprehensive income	$4,252	$3,841

Condensed Statements of Cash Flows of Spirit of Texas Bancshares, Inc. (Parent company only) for periods presented are as follows:

PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2017	2016 Restated
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$4,753	$3,715
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(7,963)	(6,019)
Stock-based compensation expense	1,520	1,069
Net change in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	—	—
Net change in other assets	(1,190)	(1,264)
Net change in other liabilities	4,071	522

Net cash provided by (used in) operating activities	1,191	(1,977)

Cash flows from investing activities:
Net decrease in time deposits with other banks	—	250
Purchase of premises and equipment	—	(12)
Capital contribution	(2,788)	(5,000)

Net cash provided by (used in) investing activities	(2,788)	(4,762)

Cash flows from financing activities:
Proceeds of borrowings	7,788	5,000
Repayment of borrowings	(5,000)	—
Exercise of stock options and warrants	471	59

Net cash provided by (used in) financing activities	3,259	5,059

Net Change in Cash	1,662	(1,680)
Cash at Beginning of Period	175	1,855

Cash at End of Period	$1,837	$175